Note 13 - Trade Receivables, Other Receivables, and Prepayments - Receivables (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Statement Line Items [Line Items]
Non-current receivables from sale of investments	$ 76,305	$ 0
Current receivables from sale of investments	56,347	0
Nanobank [member]
Statement Line Items [Line Items]
Interest income		2,390
Installment		(8,500)
Net receivables from sale of investments		114,201
Fair value loss		(37,923)
Carrying amount as of December 31		114,201
Non-current receivables from sale of investments		48,118
Current receivables from sale of investments		28,160
Nanobank [member] | At fair value [member]
Statement Line Items [Line Items]
Initial recognition at fair value		120,311
Nanobank [member] | Carrying value [member]
Statement Line Items [Line Items]
Net receivables from sale of investments		76,278
Carrying amount as of December 31		$ 76,278
Star X [member]
Statement Line Items [Line Items]
Interest income	1,285
Installment	(28,379)
Net receivables from sale of investments	1,700
Carrying amount as of December 31	1,700
Non-current receivables from sale of investments	28,187
Current receivables from sale of investments	28,187
Star X [member] | At fair value [member]
Statement Line Items [Line Items]
Initial recognition at fair value	83,468
Net receivables from sale of investments	54,600
Carrying amount as of December 31	54,600
Star X [member] | Carrying value [member]
Statement Line Items [Line Items]
Net receivables from sale of investments	56,374
Carrying amount as of December 31	$ 56,374